UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® International Real Estate Fund

October 31, 2014

1.809077.111

IRE-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
Australia - 11.7%
360 Capital Group Ltd. unit	835,016	$ 760,004
Abacus Property Group unit	2,787,719	6,637,988
APN Property Group Ltd.	1,591,439	451,794
Arena Reit	484,710	613,521
Charter Hall Group unit	701,063	2,698,753
Goodman Group unit	1,308,215	6,386,966
Hotel Property Investments unit	1,134,895	2,410,450
Ingenia Communities Group unit	1,760,078	754,009
Mirvac Group unit	4,700,615	7,457,587
National Storage (REIT) unit (a)	1,373,026	1,686,693
Westfield Corp. unit	1,804,987	12,683,643
TOTAL AUSTRALIA		42,541,408
Bailiwick of Jersey - 0.6%
Regus PLC	738,000	2,329,282
Belgium - 1.4%
Warehouses de Pauw	71,050	5,074,179
Bermuda - 5.7%
Great Eagle Holdings Ltd.	2,132,970	7,179,780
Hongkong Land Holdings Ltd.	1,583,000	11,039,715
Tai Cheung Holdings Ltd.	3,329,000	2,744,089
TOTAL BERMUDA		20,963,584
France - 3.7%
Altarea	23,970	4,025,093
Societe Fonciere Lyonnaise SA	114,196	5,294,875
Unibail-Rodamco	15,657	4,011,425
TOTAL FRANCE		13,331,393
Germany - 3.0%
LEG Immobilien AG	159,764	11,021,464
Greece - 0.4%
Eurobank Properties Real Estate Investment Co.	141,339	1,526,766
Hong Kong - 9.4%
Hysan Development Co. Ltd.	1,968,703	8,982,901
Magnificent Estates Ltd. (a)	49,555,000	2,363,875
Sino Land Ltd.	5,733,348	9,476,527
Sun Hung Kai Properties Ltd.	902,044	13,459,493
TOTAL HONG KONG		34,282,796
Common Stocks - continued
	Shares	Value
Italy - 1.6%
Beni Stabili SpA SIIQ	3,006,262	$ 2,070,130
Immobiliare Grande Distribuzione SpA	4,399,188	3,668,797
TOTAL ITALY		5,738,927
Japan - 24.3%
Advance Residence Investment Corp.	5,703	13,370,872
Fukuoka (REIT) Investment Fund	4,441	8,279,365
Goldcrest Co. Ltd.	93,400	1,689,781
Hulic (REIT), Inc.	686	1,042,374
Ichigo Group Holdings Co. Ltd. (d)	428,400	1,195,554
Kenedix, Inc. (a)(d)	500,400	2,352,217
Mitsubishi Estate Co. Ltd.	1,066,000	27,156,093
Mitsui Fudosan Co. Ltd.	661,000	21,262,017
Nippon Healthcare Investment Corp. (a)	101	134,876
Ship Healthcare Holdings, Inc.	99,600	2,331,256
Sumitomo Realty & Development Co. Ltd.	171,000	6,410,613
Tokyu Fudosan Holdings Corp.	316,900	2,252,307
Uchiyama Holdings Co. Ltd.	201,900	1,172,589
TOTAL JAPAN		88,649,914
Luxembourg - 3.2%
GAGFAH SA (a)	621,400	11,602,740
Netherlands - 0.9%
VastNed Retail NV	71,886	3,282,208
Norway - 1.8%
Entra ASA (a)	110,880	1,224,703
Olav Thon Eiendomsselskap A/S	208,000	3,638,871
Selvaag Bolig ASA (d)	581,300	1,689,187
TOTAL NORWAY		6,552,761
Singapore - 9.2%
Global Logistic Properties Ltd.	2,452,358	5,255,318
Parkway Life REIT	4,337,000	8,181,323
UOL Group Ltd.	2,118,514	10,640,777
Wing Tai Holdings Ltd.	6,740,181	9,391,355
TOTAL SINGAPORE		33,468,773
Spain - 0.5%
Inmobiliaria Colonial SA (a)	2,563,700	1,805,538
Sweden - 2.6%
Castellum AB	344,900	5,287,363
Common Stocks - continued
	Shares	Value
Sweden - continued
Hufvudstaden AB Series A	148,150	$ 1,919,049
Wallenstam AB (B Shares)	151,500	2,281,481
TOTAL SWEDEN		9,487,893
United Kingdom - 14.9%
Big Yellow Group PLC	735,500	6,430,006
Derwent London PLC	251,200	11,938,804
Helical Bar PLC	1,758,307	9,865,769
Mckay Securities PLC	465,830	1,751,192
Quintain Estates & Development PLC (a)	1,121,600	1,471,263
Safestore Holdings PLC	1,905,600	6,340,648
Segro PLC	942,508	5,732,390
St. Modwen Properties PLC	397,025	2,302,948
Unite Group PLC	1,220,190	8,334,775
TOTAL UNITED KINGDOM		54,167,795
TOTAL COMMON STOCKS (Cost $348,788,252)		345,827,421
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 0.11% (b)	23,325,291	23,325,291
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	2,529,700	2,529,700
TOTAL MONEY MARKET FUNDS (Cost $25,854,991)		25,854,991
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $374,643,243)		371,682,412
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(7,131,390)
NET ASSETS - 100%		$ 364,551,022
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,093
Fidelity Securities Lending Cash Central Fund	2,818
Total	$ 9,911
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,363,875	$ -	$ 2,363,875	$ -
Financials	337,630,419	123,591,664	214,038,755	-
Health Care	3,503,845	-	3,503,845	-
Industrials	2,329,282	2,329,282	-	-
Money Market Funds	25,854,991	25,854,991	-	-
Total Investments in Securities:	$ 371,682,412	$ 151,775,937	$ 219,906,475	$ -
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $379,400,162. Net unrealized depreciation aggregated $7,717,750, of which $21,949,968 related to appreciated investment securities and $29,667,718 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate
Investment Portfolio

October 31, 2014

1.809107.111

REA-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
HOTELS, RESTAURANTS & LEISURE - 0.2%
Hotels, Resorts & Cruise Lines - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	100,000	$ 7,666
REAL ESTATE INVESTMENT TRUSTS - 97.4%
REITs - Apartments - 17.8%
American Campus Communities, Inc.	1,306,303	51,299
Apartment Investment & Management Co. Class A	2,085,674	74,646
AvalonBay Communities, Inc.	595,000	92,725
Camden Property Trust (SBI)	1,003,100	76,908
Equity Residential (SBI)	2,661,800	185,155
Essex Property Trust, Inc.	569,500	114,902
Home Properties, Inc.	318,500	20,483
Post Properties, Inc.	1,007,300	56,348
UDR, Inc.	3,402,341	102,853
TOTAL REITS - APARTMENTS		775,319
REITs - Diversified - 9.9%
Corrections Corp. of America	950,200	34,948
Cousins Properties, Inc.	2,339,000	30,430
Digital Realty Trust, Inc. (d)	2,542,800	175,428
Duke Realty LP	5,957,800	112,960
DuPont Fabros Technology, Inc.	1,293,000	40,044
Vornado Realty Trust	348,271	38,129
TOTAL REITS - DIVERSIFIED		431,939
REITs - Health Care - 9.2%
HCP, Inc.	4,485,600	197,232
Ventas, Inc.	2,955,954	202,512
TOTAL REITS - HEALTH CARE		399,744
REITs - Hotels - 6.4%
Ashford Hospitality Prime, Inc.	341,231	5,914
DiamondRock Hospitality Co.	2,973,200	42,665
Host Hotels & Resorts, Inc.	9,444,905	220,161
RLJ Lodging Trust	310,300	9,998
TOTAL REITS - HOTELS		278,738
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Management/Investment - 0.8%
WP Carey, Inc.	506,600	$ 34,307
REITs - Manufactured Homes - 2.7%
Equity Lifestyle Properties, Inc.	1,429,687	70,198
Sun Communities, Inc.	842,361	48,832
TOTAL REITS - MANUFACTURED HOMES		119,030
REITs - Office Property - 12.4%
Alexandria Real Estate Equities, Inc.	199,000	16,517
American Realty Capital Properties, Inc.	1,265,000	11,221
BioMed Realty Trust, Inc.	1,453,500	31,570
Boston Properties, Inc.	1,459,000	184,928
Brandywine Realty Trust (SBI)	1,907,100	29,427
Douglas Emmett, Inc.	1,450,000	40,789
Highwoods Properties, Inc. (SBI)	806,123	34,558
Hudson Pacific Properties, Inc.	450,000	12,290
New York (REIT), Inc. (d)	1,438,303	16,138
Piedmont Office Realty Trust, Inc. Class A (d)	2,207,500	42,936
SL Green Realty Corp.	1,031,446	119,338
TOTAL REITS - OFFICE PROPERTY		539,712
REITs - Regional Malls - 15.3%
General Growth Properties, Inc.	2,854,900	73,970
Simon Property Group, Inc.	2,705,872	484,916
Tanger Factory Outlet Centers, Inc.	1,677,300	59,997
The Macerich Co.	656,800	46,304
TOTAL REITS - REGIONAL MALLS		665,187
REITs - Shopping Centers - 8.9%
Acadia Realty Trust (SBI)	985,000	30,732
Brixmor Property Group, Inc.	224,300	5,464
Cedar Shopping Centers, Inc.	988,305	6,800
DDR Corp.	7,238,467	131,306
Excel Trust, Inc.	1,406,900	18,290
Kimco Realty Corp.	4,181,800	104,336
Kite Realty Group Trust	1,050,250	27,191
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - continued
Ramco-Gershenson Properties Trust (SBI)	1,277,124	$ 22,324
Washington Prime Group, Inc.	2,179,836	38,431
TOTAL REITS - SHOPPING CENTERS		384,874
REITs - Single Tenant - 0.8%
Select Income (REIT)	385,500	9,449
Spirit Realty Capital, Inc.	2,158,500	25,686
TOTAL REITS - SINGLE TENANT		35,135
REITs - Storage - 8.5%
Extra Space Storage, Inc.	1,358,000	78,981
Public Storage	1,588,000	292,732
TOTAL REITS - STORAGE		371,713
REITs - Warehouse/Industrial - 4.7%
Chambers Street Properties (d)	3,041,566	24,971
DCT Industrial Trust, Inc.	4,565,300	39,125
Prologis, Inc.	3,128,000	130,281
Terreno Realty Corp.	384,357	8,095
TOTAL REITS - WAREHOUSE/INDUSTRIAL		202,472
TOTAL REAL ESTATE INVESTMENT TRUSTS		4,238,170
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
Real Estate Operating Companies - 1.4%
Forest City Enterprises, Inc. Class A (a)	2,898,400	60,548
TOTAL COMMON STOCKS (Cost $3,184,205)		4,306,384
Money Market Funds - 3.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	53,869,240	$ 53,869
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	87,990,300	87,990
TOTAL MONEY MARKET FUNDS (Cost $141,859)		141,859
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $3,326,064)		4,448,243
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(99,849)
NET ASSETS - 100%		$ 4,348,394
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12
Fidelity Securities Lending Cash Central Fund	130
Total	$ 142
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $3,360,366,000. Net unrealized appreciation aggregated $1,087,877,000, of which $1,193,673,000 related to appreciated investment securities and $105,796,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 30, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 30, 2014